General (Schedule of Estimated Fair Values of Assets Acquired and Liabilities Assumed) (Details) (USD $) In Thousands, unless otherwise specified	May 15, 2012 Ortiva [Member]	Sep. 04, 2012 Oversi [Member]
Business Acquisition [Line Items]
Current assets	$ 1,967	$ 4,182
Equipment and other assets	459	138
Deferred revenues	(1,803)	(936)
Current and non-current liabilities	(3,949)
Other current liabilities		(2,038)
Bank loan		(1,952)
Deferred tax assets, net	409
Technology	3,899	6,826
Backlog	910	1,491
Customer relationships		899
Goodwill	8,924	8,736
Net assets acquired	$ 10,816	$ 17,349